Disclosure of detailed information about employee retention allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Employee retention allowance, beginning balance	$ 596,849	$ 570,487
Additions	10,396	21,255
Change in estimate	(412,549)
Foreign exchange gain	13,457	5,107
Employee retention allowance, ending balance	$ 208,153	$ 596,849